Shareholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Shareholders’ Equity

13. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of the Cayman Islands on March 10, 2022. The authorized number of Ordinary Shares was 500,000,000 with par value of $0.001 per share. On August 2, 2022, the Company issued 11,250,000 shares to the controlling shareholder at par value of $0.001 per share. As a result, there are total 11,250,000 shares issued.

In financial year 2021, the subsidiaries paid out further dividend of SGD 1,300,000 on August 25, 2021 and issued 500,000 ordinary shares to pay the outstanding dividend payable on September 7, 2021. The balance of SGD 5,817,274 (USD 4,304,783) still remains into the account as of June 30, 2024.

On January 26, 2022, the subsidiary FBS SG issued 160,000 shares to two new shareholders, Master Stride Limited (“Master Stride”) and Fame Hall Investment Limited (“Fame Hall”), with consideration of SGD7.5 per share. Master Stride subscribed 82,000 ordinary shares for SGD 615,000 and Fame Hall subscribed 78,000 ordinary shares for SGD 585,000. A total of SGD 712,880 paid in capital received as of June 30, 2022. By August 2022, the two shareholders Master Stride and Fame Hall made full payment of SGD 1,200,000 to subscribe the share of the subsidiary FBS SG.

13. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of the Cayman Islands on March 10, 2022. The authorized number of Ordinary Shares was 500,000,000 with par value of $0.001 per share. On August 2, 2022, the Company issued 11,250,000 shares to the controlling shareholder at par value of $0.001 per share. As a result, there are total 11,250,000 shares issued.

In financial year 2021, the subsidiaries paid out further dividend of SGD 1,300,000 on August 25, 2021 and issued 500,000 ordinary shares to pay the outstanding dividend payable on September 7, 2021. The balance of SGD 5,817,274 (USD 4,304,783) still remains into the account as of June 30, 2023.

On January 26, 2022, the subsidiary FBS SG issued 160,000 shares to two new shareholders, Master Stride Limited and Fame Hall Investment Limited, with consideration of SGD7.5 per share. Master Stride subscribed 82,000 ordinary shares for SGD 615,000 and Fame Hall subscribed 78,000 ordinary shares for SGD 585,000. A total of SGD 712,880 paid in capital received as of June 30, 2022. By August 2022, the two shareholders Master Stride and Fame Hall made full payment of SGD 1,200,000 to subscribe the share of the subsidiary FBS SG.